CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets Parenthetical
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	10,000,000	10,000,000	10,000,000
Preferred stock, Issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	50,000,000	50,000,000	50,000,000
Common stock, Issued	6,475,000	6,475,000	6,475,000
Common stock, outstanding	6,475,000	6,475,000	6,475,000